Supplement dated September 25, 2023
to the Prospectus of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Solutions Aggressive Portfolio	8/1/2023
Columbia Solutions Conservative Portfolio	8/1/2023
The Board of Trustees of the Funds has approved a Plan of Liquidation and Termination (the Plan) pursuant to which each Fund will be liquidated and terminated.
Under the terms of the Plan, it is anticipated that each Fund will be liquidated on or about December 1, 2023 (the Liquidation Date) at which time the Funds’ shareholders will receive a liquidating distribution by check mailed to the current address of record in an amount equal to the net asset value of their Fund shares. For federal income tax purposes, the liquidation of the Funds will be treated as a redemption of Fund shares and may cause shareholders to recognize a gain or loss and pay taxes if the liquidated shares are held in a taxable account. You should consult with your own tax advisor about the particular tax consequences to you of each Fund’s liquidation. Shareholders of a Fund may redeem their investments in a Fund or exchange their Fund shares for shares of another Columbia Fund at any time prior to the Liquidation Date. If the Fund has not received your redemption request or other instructions prior to the Liquidation Date, your shares will be automatically liquidated on the Liquidation Date.
Orders for the purchase of or exchange for shares of the Funds may, in the Funds’ discretion, be rejected prior to the Liquidation Date, including for operational reasons relating to the anticipated liquidation of a Fund.
During the period prior to the Liquidation Date, the Funds’ investment manager, Columbia Management Investment Advisers, LLC (the Investment Manager), may depart from the Funds’ stated investment objectives and strategies to reduce the amount of portfolio securities and hold more cash or cash equivalents to liquidate the Funds’ assets in a manner that the Investment Manager believes to be in the best interests of each Fund and its shareholders. Shareholders remaining in a Fund may bear increased transaction fees incurred in connection with the disposition of the Fund’s portfolio holdings. Any such transaction costs would reduce any distributable net capital gains.
The Funds will seek to pay out all distributable net income and net capital gains prior to the Liquidation Date. Shareholders will receive liquidation proceeds as soon as practicable after the Liquidation Date.
Shareholders should retain this Supplement for future reference.
SUP296_03_002_(09/23)

Supplement dated September 25, 2023
to the Prospectus and Summary Prospectus of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	8/1/2023
Columbia Adaptive Retirement 2025 Fund	8/1/2023
Columbia Adaptive Retirement 2030 Fund	8/1/2023
Columbia Adaptive Retirement 2035 Fund	8/1/2023
Columbia Adaptive Retirement 2040 Fund	8/1/2023
Columbia Adaptive Retirement 2045 Fund	8/1/2023
Columbia Adaptive Retirement 2050 Fund	8/1/2023
Columbia Adaptive Retirement 2055 Fund	8/1/2023
Columbia Adaptive Retirement 2060 Fund	8/1/2023
The Board of Trustees of the Funds has approved a Plan of Liquidation and Termination (the Plan) pursuant to which each Fund will be liquidated and terminated.
Effective at the open of business on November 27, 2023, the Funds will be closed to new and existing investors. In the event that an order to purchase Fund shares is received by a Fund or its transfer agent after November 27, 2023, that order will be refused by the Fund or its transfer agent and any money that the Fund or its transfer agent received with the order will be returned to the investor, account or financial intermediary, as appropriate, without interest.
Under the terms of the Plan, it is anticipated that each Fund will be liquidated on or about December 8, 2023 (the Liquidation Date) at which time the Funds’ shareholders will receive a liquidating distribution by check mailed to the current address of record in an amount equal to the net asset value of their Fund shares. For federal income tax purposes, the liquidation of the Funds will be treated as a redemption of Fund shares and may cause shareholders to recognize a gain or loss and pay taxes if the liquidated shares are held in a taxable account. You should consult with your own tax advisor about the particular tax consequences to you of each Fund’s liquidation. Shareholders of a Fund may redeem their investments in a Fund or exchange their Fund shares for shares of another Columbia Fund at any time prior to the Liquidation Date. If the Fund has not received your redemption request or other instructions prior to the Liquidation Date, your shares will be automatically liquidated on the Liquidation Date.
Orders for the purchase of or exchange for shares of the Funds may, in the Funds’ discretion, be rejected prior to the Liquidation Date, including for operational reasons relating to the anticipated liquidation of a Fund.
During the period prior to the Liquidation Date, the Funds’ investment manager, Columbia Management Investment Advisers, LLC (the Investment Manager), may depart from the Funds’ stated investment objectives and strategies to reduce the amount of portfolio securities and hold more cash or cash equivalents to liquidate the Funds’ assets in a manner that the Investment Manager believes to be in the best interests of each Fund and its shareholders. Shareholders remaining in a Fund may bear increased transaction fees incurred in connection with the disposition of the Fund’s portfolio holdings. Any such transaction costs would reduce any distributable net capital gains.
Shareholders who hold their Fund shares through a retirement plan or account (such as a 401(k) plan or individual retirement account) and who receive a distribution of liquidation proceeds will be subject to taxes and, if under 59½ years of age, applicable early withdrawal penalties, unless the distribution proceeds are reinvested as a rollover in an eligible retirement plan or account within 60 days after the proceeds are received.
The Funds will seek to pay out all distributable net income and net capital gains prior to the Liquidation Date. Shareholders will receive liquidation proceeds as soon as practicable after the Liquidation Date.
Shareholders should retain this Supplement for future reference.
SUP000_00_133_(09/23)

Supplement dated September 25, 2023
to the Prospectus and Summary Prospectus of each of the following funds:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Bond Fund	9/1/2023
Columbia Intermediate Duration Municipal Bond Fund	3/1/2023
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2023
Columbia New York Intermediate Municipal Bond Fund	3/1/2023
In September 2023, the Board of Trustees of Columbia Bond Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund and Columbia New York Intermediate Municipal Bond Fund (each, a Fund, and collectively, the Funds) approved each Fund's Class V liquidation on December 8, 2023 (the Liquidation Date).
Effective at start of business on December 11, 2023, all references to Class V shares are hereby deleted from each Fund's Prospectus and Summary Prospectus.
Effective at the open of business on November 27, 2023, Class V shares of the Funds will be closed to new and existing investors. In the event that an order to purchase Class V shares is received by a Fund or its transfer agent after November 27, 2023, that order will be refused by a Fund or its transfer agent and any money that a Fund or its transfer agent received with the order will be returned to the investor, account or financial intermediary, as appropriate, without interest.
Shareholders who hold Funds' Class V shares through a retirement plan or account (such as a 401(k) plan or individual retirement account) and who receive a distribution of liquidation proceeds will be subject to taxes and, if under 59½ years of age, applicable early withdrawal penalties, unless the distribution proceeds are reinvested as a rollover in an eligible retirement plan or account within 60 days after the proceeds are received. Investors with a Columbia IRA, SEP IRA, SIMPLE IRA, Roth IRA or Coverdell Education Savings Account with UMB Bank as custodian must act on their account(s) prior to the Liquidation Date. Investors holding Class V shares in these accounts who do not act prior to the Liquidation Date, will be automatically exchanged to Class A of Columbia Government Money Market Fund. Investors choosing to liquidate their retirement account prior to the liquidation date by completing an IRA Distribution Form or calling the Transfer Agent may have the $20 annual participant fee taken from the liquidation proceeds.
Shareholders should retain this Supplement for future reference.
SUP000_00_135_(09/23)